Loss per Share (Narrative) (Details)	12 Months Ended
	Aug. 31, 2020 CAD ($) Share	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share	Aug. 31, 2017 Share
Earnings per share [abstract]
Net Loss and Total Comprehensive Loss for the year | $	$ 5,367,264	$ 3,386,335	$ 3,240,744
Number of warrants outstanding	33,139,013	36,619,013	31,179,240
Number of share options outstanding in share-based payment arrangement	13,545,000	9,396,250	11,345,000	10,335,000